Summary of significant accounting policies - Additional Information (Detail) - JPY (¥)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Significant Accounting Policies [Line Items]
Advertising costs	¥ 470,849,000,000	¥ 490,093,000,000	¥ 509,653,000,000
Research and development costs	1,110,369,000,000	1,048,882,000,000	¥ 1,064,269,000,000
Inventories, LIFO basis	291,639,000,000	470,208,000,000
Inventory increase had LIFO been replaced by FIFO basis	¥ 21,194,000,000	¥ 25,302,000,000
Intangible assets with a definite life, estimated useful lives	5 years
Change in Accounting Method Accounted for as Change in Estimate [Member]
Significant Accounting Policies [Line Items]
Decrease in depreciation expense due to change in method	¥ 173,201,000,000
Increase in net income	117,001,000,000
Basic net income attributable to toyota motor corporation per common share	41.80
Investments And Other Assets [Member]
Significant Accounting Policies [Line Items]
Additions to right-of-use assets	277,118,000,000
Other Current Liabilities [Member]
Significant Accounting Policies [Line Items]
Current lease liabilities	37,385,000,000
Other Long Term Liabilities [Member]
Significant Accounting Policies [Line Items]
Non-current lease liabilities	¥ 239,623,000,000
Building | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	2 years
Building | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	65 years
Machinery and equipment | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	2 years
Machinery and equipment | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	20 years
Assets Leased to Others | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	2 years
Assets Leased to Others | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	5 years
Retail Receivables Portfolio Segment | Minimum
Significant Accounting Policies [Line Items]
Contract period	2 years
Retail Receivables Portfolio Segment | Maximum
Significant Accounting Policies [Line Items]
Contract period	7 years
Finance Lease Receivables Portfolio Segment | Minimum
Significant Accounting Policies [Line Items]
Contract period	2 years
Finance Lease Receivables Portfolio Segment | Maximum
Significant Accounting Policies [Line Items]
Contract period	5 years